revenue from contracts with customers - Accounts receivable (Details) - CAD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Jan. 01, 2017
Accounts receivable
Customer accounts receivable	$ 1,166	$ 1,212	$ 1,208
Accrued receivables - customer	192	143	131
Allowance for doubtful accounts	(46)	(43)	(54)
Total	1,312	1,312	1,285
Accrued receivables - other	173	302	177
Total	1,485	1,614	1,462
As previously reported
Accounts receivable
Customer accounts receivable	1,166	1,221	1,217
IFRS 15 effects
Accounts receivable
Customer accounts receivable		(9)	(9)
Total	$ (6)	$ (9)	$ (9)